UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quater Ended September 30, 2005
Check here if Amendment [];Amendment Number:
This Amendment(Check only one.): []is a restatement.
                                 []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         October 24, 2005
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:     0
Form 13F Information Table Entry Total 46
Form 13F Information Table Value       $379,196


List of Other Included Managers:

NONE

 FORM 13F INFORMATION TABLE
 LYNMAR CAPITAL GROUP, INC.
          9/30/2005

                                                     VALUE          SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP   (x$1000 SHRS    PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Acco Brands Corporation           COM      00081T108    717  25,398 SH         SOLE       NA       2,715   0   22,683
Aetna Inc.                        COM      00817Y108  7,475  86,777 SH         SOLE       NA       8,555   0   78,222
Amerada Hess Corporation          COM      023551104  9,687  70,451 SH         SOLE       NA       6,896   0   63,555
Amgen Inc.                        COM      031162100 10,697 134,269 SH         SOLE       NA      13,353   0  120,916
Analog Devices                    COM      032654105  6,699 180,383 SH         SOLE       NA      17,465   0  162,918
Apple Computer, Inc.              COM      037833100 11,337 211,473 SH         SOLE       NA      20,431   0  191,042
Autodesk, Inc.                    COM      052769106 11,122 239,499 SH         SOLE       NA      23,175   0  216,324
Bank of America Corp.             COM      060505104  6,675 158,543 SH         SOLE       NA      16,176   0  142,367
Best Buy Co., Inc.                COM      086516101  5,855 134,507 SH         SOLE       NA      13,557   0  120,950
Burlington Northern Santa Fe Corp COM      12189T104  7,233 120,955 SH         SOLE       NA      11,609   0  109,346
Capital One Financial Corp.       COM      14040H105  9,608 120,821 SH         SOLE       NA      11,942   0  108,879
Caterpillar Inc.                  COM      149123101  7,943 135,197 SH         SOLE       NA      13,509   0  121,688
Chesapeake Energy Corporation     COM      165167107 10,085 263,660 SH         SOLE       NA      25,387   0  238,273
Chevron Corporation               COM      166764100  7,843 121,161 SH         SOLE       NA      12,132   0  109,029
Citigroup Inc.                    COM      172967101  8,344 183,315 SH         SOLE       NA      18,137   0  165,178
Coach, Inc.                       COM      189754104  5,071 161,706 SH         SOLE       NA      16,160   0  145,546
Coventry Health Care, Inc.        COM      222862104  8,567  99,594 SH         SOLE       NA       9,527   0   90,067
eBay Inc.                         COM      278642103  9,498 230,538 SH         SOLE       NA      23,297   0  207,241
EOG Resources, Inc.               COM      26875P101 11,693 156,109 SH         SOLE       NA      15,069   0  141,040
Express Scripts, Inc.             COM      302182100 10,243 164,685 SH         SOLE       NA      15,904   0  148,781
Fortune Brands, Inc.              COM      349631101  9,135 112,318 SH         SOLE       NA      11,558   0  100,760
Genentech, Inc.                   COM      368710406 10,780 128,008 SH         SOLE       NA      12,331   0  115,677
General Dynamics Corporation      COM      369550108  6,065  50,728 SH         SOLE       NA       4,913   0   45,815
Gilead Sciences, Inc.             COM      375558103  8,439 173,080 SH         SOLE       NA      17,713   0  155,367
International Game Technology     COM      459902102  6,159 228,115 SH         SOLE       NA      23,516   0  204,599
Johnson & Johnson                 COM      478160104  7,803 123,303 SH         SOLE       NA      11,936   0  111,367
KLA-Tencor Corporation            COM      482480100  6,762 138,673 SH         SOLE       NA      13,582   0  125,091
Merrill Lynch & Co., Inc.         COM      590188108 10,417 169,803 SH         SOLE       NA      16,510   0  153,293
Nordstrom, Inc.                   COM      655664100  6,164 179,612 SH         SOLE       NA      18,754   0  160,858
Northrop Grumman Corp.            COM      666807102  5,674 104,396 SH         SOLE       NA       9,891   0   94,505
Novellus Systems Inc.             COM      670008101  6,268 249,931 SH         SOLE       NA      24,687   0  225,244
Nucor Corp.                       COM      670346105  7,622 129,200 SH         SOLE       NA      12,459   0  116,741
PepsiCo, Inc.                     COM      713448108 10,213 180,098 SH         SOLE       NA      17,380   0  162,718
Procter & Gamble                  COM      742718109 10,647 179,059 SH         SOLE       NA      17,849   0  161,210
QUALCOMM Inc.                     COM      747525103 10,609 237,073 SH         SOLE       NA      23,397   0  213,676
Sunoco, Inc                       COM      86764P109  8,593 109,880 SH         SOLE       NA      10,403   0   99,477
Symantec Corporation              COM      871503108  8,269 364,901 SH         SOLE       NA      36,614   0  328,287
The Goldman Sachs Group, Inc.     COM      38141G104  8,151  67,045 SH         SOLE       NA       6,350   0   60,695
TXU Corp.                         COM      873168108  6,178  54,735 SH         SOLE       NA       5,188   0   49,547
United Technologies Corp.         COM      913017109 10,098 194,785 SH         SOLE       NA      19,053   0  175,732
UnitedHealth Group Inc.           COM      91324P102  8,322 148,086 SH         SOLE       NA      14,524   0  133,562
Valero Energy Corp.               COM      91913Y100 10,159  89,853 SH         SOLE       NA       8,574   0   81,279
Wachovia Corporation              COM      929903102  7,789 163,669 SH         SOLE       NA      15,820   0  147,849
WellPoint, Inc.                   COM      94973V107  8,609 113,543 SH         SOLE       NA      10,989   0  102,554
Whole Foods Market, Inc.          COM      966837106  7,244  53,876 SH         SOLE       NA       5,380   0   48,496
Yahoo! Inc.                       COM      984332106  6,635 196,076 SH         SOLE       NA      18,950   0  177,126